Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Communication Services Index ETF	Nov. 29, 2023
Fidelity MSCI Communication Services Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(38.91%)
Past 5 years	1.39%
Since Inception	4.74%	[1]
Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(39.04%)
Past 5 years	1.08%
Since Inception	4.06%	[1]
Fidelity MSCI Communication Services Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.92%)
Past 5 years	1.08%
Since Inception	3.62%	[1]
MC024
Average Annual Return:
Past 1 year	(38.85%)
Past 5 years	1.50%
Since Inception	4.82%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.